Reorganization and Share Issuance	12 Months Ended
Dec. 31, 2017
REORGANIZATION AND SHARE ISSUANCE [Abstract]
Reorganization and Share Issuance

2.                  REORGANIZATION AND SHARE ISSUANCE

In October 2010, the Sohu Group undertook a reorganization of the Sogou Group (the “Reorganization”), in connection with the issuance of Series A Preferred Shares (the “Pre-IPO Series A Preferred Shares”) of the Company, and transferred assets and employees related to the search and search-related business to the Sogou Group. The Company then issued and sold 24,000,000, 14,400,000, and 38,400,000 Pre-IPO Series A Preferred Shares to Alibaba Group Holding Limited (“Alibaba”), China Web Search (HK) Limited (“China Web”), and Photon Group Limited (“Photon”), the investment vehicle of the Sohu Group’s Chairman and Chief Executive Officer Dr.Charles Zhang.The Reorganization was accounted for in a manner similar to a pooling of interest with assets and liabilities at their historical amounts in the Sogou Group’s consolidated financial statements. As such, the Sogou Group’s consolidated financial statements were prepared as if the current corporate structure had been in existence for all periods presented.

In June 2012, Sohu purchased the 24,000,000 Pre-IPO Series A Preferred Shares held by Alibaba.

In September 2013, Tencent, through its wholly-owned subsidiary THL A21 Limited, invested a net amount of US$448.0 million in cash in the Company and transferred Tencent’s Soso search-related businesses and certain other assets to the Company, and Sogou issued 65,431,579 voting Series B Preferred Shares (the “Pre-IPO Series B Preferred Shares”) and 79,368,421 non-voting Class B Ordinary Shares (the “Pre-IPO Class B Ordinary Shares”) to Tencent (collectively, the “Sogou-Tencent Transactions”).

Also in September 2013, the Company entered into (i) a Repurchase Option Agreement with Sohu exercisable commencing in March 16, 2014, granting the Company the right to repurchase 24,000,000 Pre-IPO Series A Preferred Shares held by Sohu for an aggregate purchase price of US$78.8 million; (ii) a Repurchase Option Agreement with Photon, also exercisable commencing March 16, 2014, granting the Company the right to repurchase 6,400,000 Pre-IPO Series A Preferred Shares held by Photon for an aggregate purchase price of US$21.0 million; and (iii) a Repurchase/put Option Agreement with China Web, granting the Company the right to repurchase at any time from March 16, 2014 to July 31, 2014, and granting China Web the right to put to the Company at any time prior to July 31, 2014, 14,400,000 Pre-IPO Series A Preferred Shares held by China Web for an aggregate purchase price of US$47.3 million.

Also in September 2013, the Company, Sohu, Photon, the Company’s Chief Executive Officer Mr. Xiaochuan Wang, four other members of the Company’s management, and Tencent entered into a Shareholders Agreement, which terminated in its entirety upon the completion of the Company’s IPO on November 13, 2017, and the Company also entered into a voting agreement in which Photon, Xiaochuan Wang, and four other members of the Company’s management agreed to vote their Pre-IPO Series A Preferred Shares and Pre-IPO Class A Ordinary Shares to appoint Sohu’s designees to the Company’s Board of Directors. This voting agreement remained in effect following the completion of the IPO as to the Class A Ordinary Shares that were issued to the parties upon the redesignation of their Pre-IPO Series A Preferred Shares and Pre-IPO Class A Ordinary Shares but does not cover Class A Ordinary Shares that were acquired by Xiaochuan Wang in the public market following the completion of the Company’s IPO.

Also in September 2013, the Company paid to the three holders of Pre-IPO Series A Preferred Shares a special dividend in the aggregate amount of US$300.9 million, of which Sohu received US$161.2 million, Photon received US$43.0 million, and China Web received US$96.7 million.

In December 2013, in connection with the Sogou-Tencent Transactions, Tencent acquired a 45% equity interest in Sogou Information for US$1.5 million, and Sohu also acquired a 45% equity interest in Sogou Information for US$1.5 million. Through contractual agreements with Tencent, Sohu, Sogou Information, and the Company’s Chief Executive Officer, Sogou Technology controls all shareholder voting rights in Sogou Information, has the power to direct the activities of Sogou Information, and is the primary beneficiary of Sogou Information; and Tencent, Sohu, and the Company’s Chief Executive Officer act as Sogou Technology’s nominee shareholders.

In March 2014, the Company repurchased 14,400,000 Pre-IPO Series A Preferred Shares from China Web for an aggregate purchase price of US$47.3 million pursuant to the Repurchase/put Option Agreement entered into with China Web in September 2013.

During the year ended December 31, 2014, the Company repurchased 4,185,800 Pre-IPO Class A Ordinary Shares (as defined below) from non-controlling shareholders, a majority of whom were employees of the Sogou Group, for an aggregate purchase price of US$41.9 million.

In September 2015, the Company repurchased from Sohu and Photon, pursuant to the Repurchase Option Agreements entered into in September 2013, 24,000,000 and 6,400,000 Pre-IPO Series A Preferred Shares of Sogou, for aggregate purchase prices of US$78.8 million and US$21.0 million, respectively.

As of December 31, 2016, the Company was obligated to repurchase 720,000 of its Pre-IPO Class A Ordinary Shares (as defined below) from the former president and chief financial officer of the Sohu Group for an aggregate price of US$7.2 million, pursuant to the letter agreements entered between Sohu and the former president and chief financial officer of the Sohu Group in connection with her resignation. The Company completed the repurchase of the 720,000 Class A Ordinary Shares in January 2017.

In August 2017, Sohu, Tencent, and the Company entered into a voting agreement that provided for the redesignation of all of the Company’s authorized and outstanding equity shares outstanding immediately prior to the completion of the IPO into either Class A Ordinary Shares or Class B Ordinary Shares effective upon the completion of the IPO and also provides, among things, that, following the completion of the IPO, subject to certain conditions, for so long as Sohu and Tencent together hold a majority of the combined voting power of the Company’s Class A Ordinary Shares and Class B Ordinary Shares, Sohu will have the right to appoint a majority of the Company’s Board of Directors. Under the amended and restated articles of association of the Company that took effect upon the completion of the IPO (the “Amended and Restated Articles”), the Class A Ordinary Shares are entitled to one vote per share and the Class B Ordinary Shares, which are held solely by Sohu and Tencent, are entitled to 10 votes per share.

In November, 2017, the Company completed the IPO on the New York Stock Exchange. In the offering, 50,643,856 American depositary shares (“ADSs”), representing 50,643,856 Class A Ordinary Shares, were issued and sold to the public at a price of US$13.00 per ADS. The net proceeds to the Company from the IPO, after deducting commissions and offering expenses, were approximately $622.1 million. Upon the completion of the IPO, in accordance with the voting agreement entered among Sohu, Tencent, and the Company in August 2017, the Company completed the redesignation on a one-for-one basis of: (i) the 127,200,000 Pre-IPO Class A Ordinary Shares held by Sohu and the 6,757,875 Pre-IPO Class A Ordinary Shares and 79,368,421 Pre-IPO Class B Ordinary Shares held by Tencent into Class B Ordinary Shares; (ii) the 32,000,000 Pre-IPO Series A Preferred Shares held by Photon into Class A Ordinary Shares; (iii) the 65,431,579 Pre-IPO Series B Preferred Shares held by Tencent into Class B Ordinary Shares; (iv) the remaining Pre-IPO Class A Ordinary Share into Class A Ordinary Shares.